LONG-TERM DEBT (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense	$ 8,125	$ 11,528	$ 10,124
Amortization of deferred charges	5,624	2,112	1,026
Amortization of the beneficial conversion feature	71,561	8,161	5,942
Other expenses	1,239	871	1,458
Total	$ 86,549	$ 22,672	$ 18,550